UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06139

                      	BBH Fund, Inc.
		BBH Inflation Indexed Securities Fund
		BBH International Equity Fund
		BBH Tax Efficient Equity Fund
		BBH Broad Market Fixed Income Fund

               (Exact name of registrant as specified in charter)

               			40 Water Street Boston MA., 02109-3661
                    (Address of principal executive offices)

       			Nancy D. Osborn, Principal Financial Officer,
				BBH Fund, Inc., 40 Water Street,
        			Boston, MA,  01915.
         			Mailing address:  140 Broadway, New York, NY, 10005

                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-3728

Date of fiscal year end: OCTOBER 31

Date of reporting period: JANUARY 31, 2005





ITEM 1. SCHEDULES OF INVESTMENTS.

	BBH INFLATION-INDEXED SECURITIES FUND

	PORTFOLIO OF INVESTMENTS
	 January 31, 2005 (unaudited)

	Principal
	Amount															Value

			U.S. TREASURY NOTES AND BONDS (87.7%)
	 $35,052,450  		 3.375%, 1/15/20071,2 									$36,761,257
	 34,222,085  		 3.625%, 1/15/20081 									36,876,965
	 31,061,969  		 0.875%, 4/15/20101 									30,615,453
	 27,425,760  		 3.375%, 1/15/20121 									31,058,604
	 46,458,441  		 3.000%, 7/15/20121 									51,634,190
	 76,077,434  		 2.000%, 7/15/20141 									78,648,014
	 39,006,240  		1.625%  1/15/20151									38,923,976
	 55,320,878  		 2.375%, 1/15/20251 									59,517,464
	 45,390,392  		 3.625%, 4/15/20281 									59,746,873
	 18,993,795  		 3.875%, 4/15/20291 									26,128,339
	 1,455,720  		 3.375%, 4/15/20321 									1,930,762
											    						-----------
			Total U.S. Treasury Notes And Bonds
			 (Identified cost $439,474,134) 				 					451,841,897
									               						------------

			CORPORATE BONDS (9.5%)
	 1,000,000  		 Altria Group, Inc. 7.000%, 7/15/2005 						1,016,041
	 3,000,000  		 Bear Stearns & Co., Inc. 2.430%, 1/30/20093 					3,007,887
	 3,000,000  		 CIT Group, Inc. 2.740%, 9/20/20073 						3,004,881
	 2,500,000  		 Cox Communications, Inc. 3.040%, 12/14/20073,4 				2,504,447
	 5,000,000  		 DaimlerChrysler NA Holding Corp. 2.640%, 11/17/20063 			5,000,415
	 5,000,000  		 Ford Motor Credit Co. 2.790%, 9/28/20073 					4,946,030
	 2,500,000  		 General Motors Acceptance Corp. 6.125%, 8/28/2007 				2,536,863
	 5,000,000  		 General Motors Acceptance Corp. 3.680%, 9/23/20083 				4,832,370
	 3,000,000  		 Halliburton Co. 2.860%, 1/26/20073,4 						3,000,984
	 3,000,000  		 International Lease Finance Corp. 2.406%, 1/15/20103 			2,999,679
	 2,000,000  		 Lennar Corp. 3.260%, 3/19/20093 							2,007,342
	 2,590,000  		 Merrill Lynch & Co. 3.700%, 3/2/20093 						2,564,955
	 4,000,000  		 Pemex Project Funding Master Trust 3.790%, 6/15/20103,4 			4,126,000
	 7,500,000  		 SLM Corp. 5.640%, 1/31/20143 							7,608,300
																	----------
			Total Corporate Bonds
			 (Identified cost $49,143,946) 						 			49,156,194
																	-----------

			FOREIGN GOVERNMENT BONDS (4.1%)
	  EUR 3,606,618  		 Government of France 3.000%, 7/25/20121 						5,339,637
	 2,600,225  		 Government of France 3.150%, 7/25/20321 						4,495,967
	 8,213,440  		 Republic of Italy 2.150%, 9/15/20141 						11,394,519
																	-----------
			Total Foreign Government Bonds
			 (Identified cost $21,353,521) 						 			21,230,123
																	------------

			ASSET BACKED SECURITIES (3.2%)
	  $3,000,000  		 Banc One Issuance Trust 2004-C1 2.980%, 11/15/20113 			 	3,013,990
	  5,000,000  		 Capital One Multi-Asset Execution Trust 2002-C1 5.230%, 7/15/20103 	5,267,382
	  3,000,000  		 Citibank Credit Card Issuance Trust 2001-C1 3.740%, 1/15/20103 		3,063,008
	  5,000,000  		 MBNA Credit Card Master Note Trust 2003-C1 4.180%, 6/15/20123 		5,317,287
																	----------
			Total Asset Backed Securities
			 (Identified cost $16,558,264) 						 			16,661,667
																	-----------

			MUNICIPAL BONDS (2.8%)
	 3,000,000  		 Energy Northwest, Washington, Electric Revenue 5.500%, 7/1/2014 		3,430,890
	 10,396,403  		 Tennessee Valley Authority 3.375%, 1/15/20071 					10,890,128
																	-----------
			Total Municipal Bonds
			 (Identified cost $14,314,680) 						 			14,321,018
																	----------

	BBH INFLATION-INDEXED SECURITIES FUND
	PORTFOLIO OF INVESTMENTS (continued)
	 January 31, 2005 (unaudited)

	Principal
	Amount															Value

			U.S. GOVERNMENT AGENCY (2.3%)
	  $5,000,000  		 Federal Home Loan Bank 3.375%, 2/23/2007 					$4,988,380
	 6,610,000  		 Federal National Mortgage Assoc. 4.329%, 2/17/20093 				6,608,943
																	----------
			Total U.S. Government Agency
			 (Identified cost $11,606,393) 						 			11,597,323
																	------------

	 TOTAL INVESTMENTS (Identified cost $552,450,938)5 				109.6	%	  		$564,808,222
	LIABILITIES IN EXCESS OF OTHER ASSETS						(9.6)		  		(49,450,099)
													--------			-------------
	NET ASSETS											100.0	%	  		$515,358,123
													--------			------------
													--------			------------

1	Inflation Protected Security.

2	Security held as collateral on futures contracts.

3	Variable rate instrument. Interest rates change on
	 specific dates (such as a coupon or interest payment date). The yield shown represents the January 31,
       2005 coupon rate.

4	Security exempt from registration under Rule 144A
       of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value
	 of 144A securities owned at January 31, 2005 was $9,631,431, or 1.9% of net assets.

5	 The aggregate cost for federal income tax purposes
       is $552,450,938, the aggregate gross unrealized appreciation is $13,354,045, and the aggregate gross unrealized depreciation is $996,761, resulting in net unrealized appreciation of $12,357,284.


	A summary of obligations under open forward foreign currency exchange contracts outstanding at January 31, 2005 is as follows:

	                             Contracts                                                 Unrealized
	      Currency               to Deliver               Delivery Date                    Depreciation
	      Euro                   12,897,300               3/21/2005                        ($51,434)

	 A summary of obligations under open futures contracts at January 31, 2005 is as follows:

                                                                                                          Underlying
	                               Expiration                                             Face Amount          Unrealized
	          Position             Date             Contracts          Note/Bond          t Value             Depreciation
	             Short            3/18/2005          250          U.S. Treasury Note     $28,710,938           ($264,750)

	 As of January 31, 2005, the Fund had segregated sufficient cash or qualified assets to cover the notional value of open futures contracts.

	 Securities with an aggregate market value of $84,812,500 have been segregated with primary dealers of U.S. Government Obligations as
	designated by the Federal Reserve Bank of New
      York in association with reverse repurchase agreements:

	                                                                                                   Repurchase
	        Counter-Party    Rate            Date            Security                                     Value
	         Barclays        2.270%         2/7/2005        U.S. Treasury Notes 3.375%, 1/15/2007     $32,250,000
 	         Barclays        2.300%         2/18/2005       U.S. Treasury Notes 2.000%, 7/15/2014      52,562,500
                                                                                                         ------------
                                                                                                        $84,812,500


	      Portfolio holdings are shown as of the
            date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
	      These portfolio holdings are not intended
            to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

	BBH INTERNATIONAL EQUITY FUND
	PORTFOLIO OF INVESTMENTS
	 January 31, 2005 (unaudited)

	Shares								 				Value

			COMMON STOCKS (95.1%)
			AUSTRALIA (8.1%)
			CONSUMER DISCRETIONARY
	 340,894  		 Coles Myer, Ltd. 						  	$2,453,924
														-----------


			CONSUMER STAPLES
	 951,270  		 Foster's Group, Ltd. 							 3,844,460
														-----------

			DIVERSIFIED OPERATIONS
	 5,821  		 Wesfarmers, Ltd. 						 	177,453
														---------

			ENERGY
	 326,000  		 Woodside Petroleum, Ltd. 						 5,221,935
														------------


			FINANCE
	 319,000  		 Lend Lease Corp., Ltd. 						 3,377,669
	 193,541  		 National Australia Bank, Ltd. 					 4,448,345
														-----------
									 					7,826,014
														-----------
			INDUSTRIALS
	 405,076  		 Amcor, Ltd. 						 		2,230,944
														---------

			TELECOMMUNICATIONS
	 647,726  		Telstra Corp.						 		2,482,059
														----------
			Total Australia						  			24,236,789
														-----------

			BELGIUM (1.6%)
			FINANCE
	 112,127  		Fortis						 			3,034,378
														---------

			UTILITIES
	 4,320  		Electrabel SA						 		1,906,166
														--------
			Total Belgium						  			4,940,544
														---------

			DENMARK (1.4%)
			HEALTH CARE
	 76,000  		Novo Nordisk A/S						 		4,052,942
														----------
			Total Denmark						  			4,052,942
														----------

			FINLAND (1.1%)
			MATERIALS
	 85,800  		UPM-Kymmene Oyj						 		1,819,004
														---------

			TELECOMMUNICATIONS
	 96,000  		Nokia Oyj									 1,472,548
														----------
			Total Finland						  			3,291,552
														-----------

			FRANCE (7.3%)
			CONSUMER STAPLES
	 36,400  		L'Oreal SA									 2,729,931
														-----------
			DIVERSIFIED OPERATIONS
	 38,000  		LVMH Moet Hennessy Louis Vuitton SA					 2,644,058
														----------
			ENERGY
	 33,752  		Total SA						 			7,248,125
														----------
			FINANCE
	 32,550  		Societe Generale						 		3,246,419
														----------

	BBH INTERNATIONAL EQUITY FUND
	PORTFOLIO OF INVESTMENTS (continued)
	 January 31, 2005 (unaudited)

	Shares												 Value

			COMMON STOCKS (continued)
			FRANCE (continued)
			INDUSTRIALS
	 52,028  		Compagnie de Saint-Gobain						 $3,217,368
														-----------
			MEDIA
	 84,000  		Societe Television Francaise						 2,737,059
														----------
			Total France						  			21,822,960
														----------
			GERMANY (4.0%)
			FINANCE
	 99,068  		Bayer Hypo-und Vereinsbank AG1					2,181,769
														----------
			HEALTH CARE
	 42,500  		Altana AG									 2,492,789
														----------
			MATERIALS
	 90,610  		Bayer AG						 			2,885,016
														----------
			UTILITIES
	 78,399  		RWE AG						 			4,526,762
														---------
			Total Germany						  			12,086,336
														----------
			HONG KONG (7.5%)
			CONSUMER STAPLES
	1 		 Creative Foods Corp.2,3 							0
														---------
			DIVERSIFIED OPERATIONS
	 390,000  		 Hutchison Whampoa, Ltd. 						3,550,045
	 55,200  		 Jardine Matheson Holdings, Ltd. 					905,280
	 514,000  		 Wharf Holdings, Ltd. 						 	1,657,342
														---------
									 					6,112,667
														----------
			ENERGY
	 6,700,000  	 CNOOC, LTD. 						 		3,543,315
														----------
			TELECOMMUNICATIONS
	 850,000  		 China Mobile (Hong Kong), Ltd. 					 2,664,457
														----------
			UTILITIES
	 622,000  		 CLP Holdings, Ltd. 						 	3,532,686
	 2,150,000  	 Hong Kong & China Gas Co.						4,465,442
	 492,500  		 Hong Kong Electric Holdings, Ltd. 					2,203,650
														----------
														 10,201,778
														-----------
			Total Hong Kong 						  			22,522,217
														----------
			ITALY (1.7%)
			FINANCE
	 1,089,794  		Banca Intesa SpA						 	5,068,267
														--------
			Total Italy						  				5,068,267
														----------

			JAPAN (29.3%)
			CONSUMER DISCRETIONARY
	 136,000  		Denso Corp.						 			3,533,491
	 63,000  		 Honda Motor Co., Ltd. 							3,304,100
	 162,000  		 Matsushita Electric Industrial Co., Ltd. 			2,404,926
	 74,000  		Sony Corp.						 			2,744,579
	 76,700  		Toyota Motor Corp.						 	2,985,473
														----------
									 					14,972,569
	        												----------

	BBH INTERNATIONAL EQUITY FUND
	PORTFOLIO OF INVESTMENTS (continued)
	 January 31, 2005 (unaudited)

	Shares								 				Value

			COMMON STOCKS (continued)
			JAPAN (continued)
			CONSUMER STAPLES
	 19,500  		Hoya Corp.						  			$2,009,610
	 52,500  		Ito En, Ltd. 						 		2,778,770
	 115,000  		Kao Corp.									2,676,873
														----------
									 					7,465,253
														----------

			FINANCE
	311 		 Millea Holdings, Inc. 						 		4,295,456
	257,000  	 Mitsubishi Estate Co., Ltd. 							3,249,268
	335 		 Mitsubishi Tokyo Financial Group, Inc. 					3,161,202
	400,000  	 Nikko Cordial Corp.						 		1,889,216
														---------
									 					12,595,142
														---------

			HEALTH CARE
	 153,900  	 Eisai Co., Ltd. 						 			4,994,485
	 121,000  	 Fujisawa Pharmaceutical Co.							3,120,394
	 160,000  	 Takeda Pharmaceutical Co., Ltd. 						7,603,226
														----------
									 					15,718,105
														----------

			INDUSTRIALS
	 47,200  	  Fanuc, Ltd. 						 			3,186,633
	 20,000  	  Hirose Electric Co., Ltd. 							2,122,954
	 287,000  	  Hitachi, Ltd. 						 			1,907,142
	 15,000  	  Keyence Corp.						 			3,443,763
	 44,300  	  Murata Manufacturing Co., Ltd. 						2,314,802
	 74,000  	  Secom Co., Ltd. 						 		2,944,705
	335 		  West Japan Railway Co.						 	1,323,369
														---------
									 					17,243,368
														---------

			MATERIALS
	 75,000  	  Shin-Etsu Chemical Co., Ltd. 					 	2,970,010
														---------
			TECHNOLOGY
	 135,000  	  Canon, Inc. 						 			7,041,097
	 31,000  	  Rohm Co., Ltd. 						 			2,823,490
														--------
									 					9,864,587
														---------
			TELECOMMUNICATIONS
	569 		  KDDI Corp.						 			2,907,239
	465 		  Nippon Telegraph & Telephone Corp.					1,962,670
	1,030  	  NTT DoCoMo, Inc. 						 		1,790,699
														---------
									 					6,660,608
														---------
			Total Japan						  				87,489,642
														----------

			NETHERLANDS (4.8%)
			CONSUMER STAPLES
	 93,000  		Heineken Holdings NV						 	2,842,134
														---------
			ENERGY
	 69,764  		Royal Dutch Petroleum Co.						 4,057,321
														----------
			FINANCE
	 143,314  		ING Groep NV						 		4,130,931
														---------
			MEDIA
	 210,490  		Reed Elsevier NV						 		2,844,016
														---------
			Total Netherlands						  			13,874,402
														---------

			NEW ZEALAND (1.1%)
			TELECOMMUNICATIONS
	 769,819  		 Telecom Corp. of New Zealand, Ltd. 				3,371,860
														---------
			Total New Zealand 						  		3,371,860
														---------

	BBH INTERNATIONAL EQUITY FUND
	PORTFOLIO OF INVESTMENTS (continued)
	 January 31, 2005 (unaudited)

	Shares								 				Value

			COMMON STOCKS (continued)
			SINGAPORE (0.6%)

			FINANCE
	 227,000  		 Oversea-Chinese Banking Corp., Ltd. 				$1,899,872
														----------
			Total Singapore						 			 1,899,872
														-----------
			SOUTH AFRICA (0.7%)
			ENERGY
	 109,495  		 Sasol, Ltd. 						 		2,215,772
														---------
			Total South Africa						  		2,215,772
														---------
			SOUTH KOREA (0.8%)
			MATERIALS
	 50,005  		 Pohang Iron & Steel Co., Ltd. (POSCO) ADR 			2,250,225
														---------
			Total South Korea						  			2,250,225
														---------
			SPAIN (4.8%)
			CONSUMER DISCRETIONARY
	 118,000  		Industria de Diseno Textil SA (Inditex)				3,345,816
														---------
			FINANCE
	 232,449  		Banco Santander Central Hispano SA4					2,764,434
														---------
			TELECOMMUNICATIONS
	 277,471  		Telefonica SA						 		5,056,654
														---------
			UTILITIES
	 136,505  		Iberdrola SA						 		3,385,809
														---------
			Total Spain						 				14,552,713
														----------
			SWEDEN (1.7%)
			CONSUMER DISCRETIONARY
	 112,000  		Hennes & Mauritz AB (B shares)					 3,699,309
														----------
			TELECOMMUNICATIONS
	 490,000  		Telefonaktiebolaget LM Ericsson (B shares)			 1,439,400
														----------
			Total Sweden						 			5,138,709
														---------
			SWITZERLAND (0.9%)
			CONSUMER STAPLES
	 9,800  		Nestle SA Registered							2,575,472
														---------
			Total Switzerland						  			2,575,472
														---------
			TAIWAN (0.0%)
			TELECOMMUNICATIONS
	 2,000  		 Chunghwa Telecom Co., Ltd. ADR 					43,300
														-------
			Total Taiwan						 			43,300
														-------
			UNITED KINGDOM (17.7%)
			CONSUMER DISCRETIONARY
	 296,726  		 Boots Group, Plc. 						 	3,725,354
	 330,908  		 GKN, Plc. 						 			1,516,254
	 103,041  		 InterContinental Hotels Group, Plc. 				1,295,606
	 495,000  		 Kingfisher, Plc. 						 	2,843,916
	 167,840  		 Mitchells & Butlers, Plc. 						1,028,311
														---------
	        								 				10,409,441
	      												----------
	BBH INTERNATIONAL EQUITY FUND
	PORTFOLIO OF INVESTMENTS (continued)
	 January 31, 2005 (unaudited)

	Shares								 				Value

			UNITED KINGDOM (continued)
				CONSUMER STAPLES

	 105,000  		 Reckitt Benckiser, Plc. 						$3,119,125
	 205,623  		 Unilever, Plc. 						 		1,952,153
	 715,000  		 William Morrison Supermarkets, Plc. 				2,713,894
														----------
									 					7,785,172
														---------

			ENERGY
	 1,087,127   	BG Group, Plc. 						 		7,407,993
  	 325,049  		BP, Plc. 						 			3,202,302
														---------
														10,610,295
														----------


			FINANCE
	 127,842  		 Aviva, Plc. 						 		1,529,181
	 232,817  		 HBOS, Plc. 								3,712,388
	 427,569  		 Lloyds TSB Group, Plc. 						3,996,856
														---------
									 					9,238,425
														---------

			HEALTH CARE
	 217,708  		 GlaxoSmithKline, Plc. 						 	4,818,635
														---------

			INDUSTRIALS
     400,842  		 Brambles Industries, Plc. 						2,072,656
														---------
			MATERIALS
	 103,068  		 BOC Group, Plc. 						 		1,906,545
	 91,934  		 Rio Tinto, Plc. 						 		2,857,405
														---------
									 					4,763,950
														----------
			UTILITIES
	 655,000  		 Centrica, Plc. 						 		2,877,893
														----------
			Total United Kingdom 						  		52,576,467
														----------
			 TOTAL COMMON STOCKS (Identified cost $247,306,303) 			284,010,041
														-----------
			RIGHTS (0.0%)
	  9,061  		Lanxess AG Partial Rights1						 175,656
														---------
			 TOTAL RIGHTS (Identified cost $170,380) 					 175,656
														---------
			SHORT-TERM INVESTMENTS (2.1%)
	  2,170,035 Brown Brothers Investment Trust Securities
			Lending Fund						  			2,170,035
    	4,100,000	HSBC Bank USA Time Deposit 2.500%, 02/01/05 				4,100,000  								--------------------------------
			TOTAL SHORT-TERM INVESTMENTS 							----------
			 (Identified cost $6,270,035) 						 6,270,035
														-----------

	 TOTAL INVESTMENTS (Identified cost $253,746,718)5 		97.2	%	  	$290,455,732
														------------
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			2.8		  	8,271,749
											-----			-----------
	NET ASSETS 									100.0	%	  	$298,727,481
											----			------------
											---- 			------------

	 1     Non-income producing security

	 2    Restricted security - Total market value
 		of the restricted security owned at
 		Janaury 31, 2005 was $0, or 0.0% of
	      net assets. Acquired on October 29, 2004
 		at a cost of $0.01.

	 3    Illiquid security.


	 4    Security, or a portion thereof, on loan.

	 5    The aggregate cost for federal income tax
 		purposes is $253,746,718, the aggregate
 		gross unrealized  appreciation is
            $40,074,972, and the aggregate gross
            unrealized depreciation is $3,365,958,
            resulting in net unrealized appreciation of $36,709,014.

	BBH INTERNATIONAL EQUITY FUND
	PORTFOLIO OF INVESTMENTS (continued)
	 January 31, 2005 (unaudited)



	A summary of obligations under open forward foreign currency exchange contracts outstanding at January 31, 2005 is as follows:

	                                             Contracts                                                  Unrealized
	                  Currency                   to Deliver               Delivery Date                     Appreciation
	               British Pound                7,022,500                 04/29/05                           $2,420

	ADR - American Depositary Receipt.

		      Portfolio holdings are shown as of
 			the date indicated.  Since market
 			conditions fluctuate suddenly and
		      frequently, the portfolio holdings
 			may change and this list is
 			not indicative of future portfolio
			composition.
		      These portfolio holdings are not
 			intended to be and do not
 			constitute recommendations that
			others buy, sell, or hold any of
			the securities listed.

	BBH TAX-EFFICIENT EQUITY FUND
	PORTFOLIO OF INVESTMENTS
	 January 31, 2005 (unaudited)

	Shares								 				Value

			COMMON STOCKS (98.7%)
			CONSUMER DISCRETIONARY (8.7%)
	25,450	 Bed, Bath & Beyond, Inc.1 						  	$1,025,380
	31,625	 Family Dollar Stores, Inc. 						 	1,057,856
	36,039	 Time Warner, Inc.1 						 		648,702
	37,000	 Toys   R   Us, Inc.1 						 		793,650
	24,526	 Viacom, Inc. (Class B) 						 	915,801
														---------
			Total Consumer Discretionary						 	4,441,389
														---------
			CONSUMER STAPLES (11.3%)
	13,450	Coca-Cola Co.						 			558,040
	29,290	Costco Wholesale Corp.						 		1,384,538
	25,525	Nestle SA ADR						 			1,680,821
	18,825	PepsiCo Inc.						 			1,010,902
	20,654	Wal-Mart Stores, Inc. 						 		1,082,270
														--------
			Total Consumer Staples						 		5,716,571
														---------
			ENERGY (12.2%)
	11,625	Apache Corp.						 			632,632
	23,729	ChevronTexaco Corp.						 		1,290,858
	17,275	Forest Oil Corp.1						 			581,995
	28,100	Occidental Petroleum Corp.						 	1,640,478
	26,950	Pioneer Natural Resources Co.						 	1,034,610
	28,825	XTO Energy, Inc. 						 			1,035,106
														---------
			Total Energy						 			6,215,679
														---------
			FINANCE (23.7%)
	23,575	Allstate Corp.						 			1,189,123
	66,275	Aon Corp.						 				1,507,093
	20,925	Freddie Mac						 				1,366,193
	34,732	J.P. Morgan Chase & Co.						 		1,296,546
	24,121	MBIA, Inc. 						 				1,440,989
	32,450	MetLife, Inc. 						 			1,289,888
	33,850	Popular, Inc. 						 			903,118
	27,500	RenaissanceRe Holdings, Ltd. 							1,380,775
	35,875	SAFECO Corp.						 			1,661,013
														---------
			Total Finance						 			12,034,738
														----------
			HEALTH CARE (13.5%)
	20,350	Amgen, Inc.1 						 			1,266,584
	22,450	Boston Scientific Corp.1						 	742,197
	12,350	Forest Laboratories, Inc. (Class A)1 					512,896
	21,100	Guidant Corp.									1,529,539
	21,200	MedImmune, Inc.1 						 			501,486
	26,425	Merck & Co., Inc. 						 		741,221
	63,421	Pfizer, Inc. 						 			1,532,251
														---------
			Total Health Care						 			6,826,174
														----------
			INDUSTRIALS (5.9%)
	20,550	ARAMARK Corp. (Class B)						 		534,095
	8,996		Illinois Tool Works, Inc. 						 	782,472
	74,725	ServiceMaster Co.						 			963,205
	24,500	Waste Management, Inc. 						 		710,500
														---------
			Total Industrials						 			2,990,272
	        												---------

	BBH TAX-EFFICIENT EQUITY FUND
	PORTFOLIO OF INVESTMENTS (continued)
	 January 31, 2005 (unaudited)

	Shares												 Value

			COMMON STOCKS (continued)
			INFORMATION TECHNOLOGY (16.0%)
	22,250	Affiliated Computer Services, Inc. (Class A)1 				$1,205,728
	32,425	Computer Associates International, Inc. 					881,636
	23,040	Dell, Inc.1 						 			962,150
	17,975	First Data Corp.						 			732,302
	14,825	Intel Corp.						 				332,821
	8,467		International Business Machines Corp.					790,987
	12,475	KLA-Tencor Corp.1						 			576,969
	8,675		Lexmark International, Inc.1 							723,061
	55,388	Microsoft Corp.						 			1,455,597
	25,976	STMicroelectronics NV						 		434,578
														---------
			Total Information Technology						 	8,095,829
														---------
			MATERIALS (5.3%)
	25,600	International Flavors & Fragrances, Inc. 					1,080,832
	9,800		Peabody Energy Corp.						 		830,550
	17,725	Praxair, Inc. 						 			764,834
														---------
			Total Materials						 			2,676,216
														---------
			REAL ESTATE (1.0%)
	17,700	Equity Office Properties Trust						 495,246
														--------
			Total Real Estate									 495,246
														--------
			TELECOMMUNICATIONS SERVICES (1.1%)
	15,715	 Verizon Communications, Inc. 						 559,297
														--------
			Total Telecommunications Services						 559,297
														--------

	 TOTAL INVESTMENTS (Identified cost $46,706,989)2 			98.7	%	 $50,051,411

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES				1.3		 656,010
												----		------------
	NET ASSETS										100.0	%	  $50,707,421
	        										-----		-------------
												-----		------------


	1    Non-income producing security.

	 2   The aggregate cost for federal income tax
 		purposes is $46,706,989, the
 		aggregate gross unrealized
	      appreciation is $5,840,955, and the
 		aggregate gross unrealized depreciation
		is $2,496,533, resulting in net unrealized
            appreciation of $3,344,422.

		      Portfolio holdings are shown as
 			of the date indicated.  Since market
 			conditions fluctuate suddenly and
		      frequently, the portfolio holdings
			may change and this list is not
			indicative of future portfolio
			composition. These portfolio
			holdings are not intended to be
			and do not constitute recommendations
			that others buy, sell, or hold any
			of the securities listed.

	BBH BROAD MARKET FIXED INCOME FUND
	PORTFOLIO OF INVESTMENTS
	 January 31, 2005 (unaudited)

	Principal												Maturity		Interest
	Amount												Date			Rate			Value
	-----------------------------
			ASSET BACKED SECURITIES (3.8%)
	 $1,030,000       Capital One Multi-Asset Execution Trust 2003-B5			08/15/13		4.790%		$1,048,773
	 1,015,000        Capital One Multi-Asset Execution Trust 2003-C4			08/15/13		6.000 	  	 1,085,939
	 1,720,000        Citibank Credit Card Issuance Trust 2000-B1			09/15/05		7.050 	  	 1,760,567
	 1,280,000  	Citibank Credit Card Issuance Trust 2000-C1			09/15/05		7.450 	  	 1,312,993
	 1,260,000  	MBNA Credit Card Master Note Trust 2001-C3			12/15/08		6.550 	  	 1,309,678
	 1,409,343  	Morgan Stanley Capital I 1999-WF1					04/15/08		5.910 	  	 1,443,538
																				---------
			Total Asset Backed Securities
			 (Identified cost $7,942,538) 						 						7,961,488
																				---------

			COLLATERALIZED MORTGAGE BACKED SECURITIES (4.9%)
	 500,000  		Centex Home Equity 2004-A						08/25/32		4.510 	  	 504,052
	 1,200,000  	Countrywide Asset-Backed Certificates 2004-12			12/25/30		4.022 	  	 1,191,102
	 640,000  		Countrywide Asset-Backed Certificates 2004-13			12/25/34		3.989 	  	 636,380
	 500,000  		Countrywide Asset-Backed Certificates 2004-S1			03/25/20		3.872 	  	 497,545
	 433,892  		Countrywide Home Equity Loan Trust 2004-N1			02/15/34		2.150 	  	 434,298
	 642,628  		Countrywide Home Equity Loan Trust 2004-O1			02/15/34		2.683 	  	 643,721
	 643,158  		Countrywide Home Equity Loan Trust 2004-Q1			12/15/33		2.517 	  	 645,168
	 1,514,083        Credit-Based Asset Servicing and Securitization,
				 LLC 2003-CB3 								12/25/32		2.879 	  	 1,495,994
	 986,224  		GMAC Mortgage Corp. Loan Trust 2003-HE2				06/25/25		3.140 	  	 982,303
	 700,000  		Residential Asset Mortgage Products, Inc. 2003-RS7 		07/25/28		4.450 	  	 708,060
	 740,000  		Residenial Asset Mortgage Products, Inc. 2003-RS8 		10/25/27		3.479 	  	 737,279
	 611,434  		Residential Asset Securities Corp. 2002-KS8			03/25/27		3.690 	  	 610,693
	 1,350,000  	Residential Asset Securities Corp. 2004-KS111			01/25/34		2.688 	  	 1,353,763
																				---------
			Total Collateralized Mortgage Backed Securities
			 (Identified cost $10,468,519) 						 						10,440,358
																				----------

			CORPORATE BONDS (40.1%)
	 250,000  		Abitibi-Consolidated, Inc. 						08/01/10		8.550 	  	 268,437
	 1,465,000  	ABN Amro Bank NV (Chicago)						06/18/07		7.125 	  	 1,573,869
	 75,000  		Accuride Corp.2								02/01/15		8.500 	  	 77,250
	 350,000  		Adelphia Communications Corp.3					03/01/07		9.875 	  	 294,000
	 300,000  		Airgas, Inc. 								10/01/11		9.125 	  	 332,250
	 765,000  		Alliant Energy Corp.							12/01/11		7.000 	  	 857,297
	 350,000  		ALLTEL Corp.								09/15/05		6.750 	  	 357,606
	 340,000  		Altria Group, Inc. 							07/15/05		7.000 	  	 345,454
	 210,000  		Altria Group, Inc. 							07/01/08		7.650 	  	 229,929
	 300,000  		AMC Entertainment, Inc. 						03/01/14		8.000 	  	 297,375
	 505,000  		American General Finance Corp.					10/01/09		3.875 	  	 496,221
	 960,000  		American Home Products Corp.						03/15/11		6.950 	  	 1,077,121
	 525,000  		AMFM Corp.									11/01/08		8.000 	  	 583,489
	 815,000  		Anthem, Inc. 								09/01/07		3.500 	  	 808,364
	 945,000  		AT&T Wireless Services, Inc. 						03/01/11		7.875 	  	 1,111,037
	 910,000  		Atmos Energy Corp.							10/15/14		4.950 	  	 906,193
	 760,000  		AXA Financial, Inc. 							08/01/10		7.750 	  	 883,703
	 300,000  		Bavaria SA2									11/01/10		8.875 	  	 329,250
	 250,000  		BB&T Corp.									10/01/12		4.750 	  	 252,544
	 880,000  		Bear Stearns & Co., Inc. 						12/07/09		7.625 	  	 1,008,389
	 695,000  		BellSouth Corp.								11/15/12		4.750 	  	 701,076
	 250,000  		Beverly Enterprises, Inc.2 						06/15/14		7.875 	  	 280,000
	 680,000  		Brascan Corp.								06/15/12		7.125 	  	 775,539
	 820,000  		BT Group, Plc. 								12/15/05		7.875 	  	 851,240
	 212,000  		BWAY Corp.									10/15/10		10.000 	  	 226,840
	 300,000  		Calpine Canada Holdings, Ltd.4 					05/01/08		8.500 	  	 220,500
	 895,000  		Capital One Bank								02/01/06		6.875 	  	 924,616
	 250,000  		Capital One Bank								06/15/09		5.000 	  	 256,643
	 1,000,000  	Cendant Corp.								01/15/08		6.250 	  	 1,060,622
	 740,000  		Centex Corp.								02/01/11		7.875 	  	 862,336
	 300,000  		Charter Communications Operating LLC2				04/30/12		8.000 	  	 302,250
	 200,000  		Chattem, Inc. 								03/01/14		7.000 	  	 204,750
	 200,000  		Chiquita Brands International, Inc.2 				11/01/14		7.500 	  	 203,000
	 1,000,000  	Cia Brasileira De Bebida						09/15/13		8.750 	  	 1,175,000

	BBH BROAD MARKET FIXED INCOME FUND
	PORTFOLIO OF INVESTMENTS (continued)
	 January 31, 2005 (unaudited)

	Principal											Maturity		Interest
	Amount											Date			Rate				Value

			CORPORATE BONDS (continued)
	  $610,000  	Cincinnati Gas & Electric Co.					09/15/12		5.700%	 	 $649,285
	 935,000  		CIT Group, Inc. 							02/01/10		4.250 	  	 930,718
	 1,000,000  	Comcast Cable Communications, Inc. 				11/15/08		6.200 	  	 1,072,249
	 440,000  		Comcast Corp.							03/15/11		5.500 	  	 463,901
	 480,000  		Commerce Group, Inc. 						12/09/13		5.950 	  	 495,614
	 690,000  		Computer Science Corp.						06/15/11		7.375 	  	 801,697
	 710,000  		Constellation Energy Group, Inc. 				04/01/07		6.350 	  	 746,726
	 800,000  		Countrywide Home Loans, Inc. 					12/19/07		4.250 	  	 804,929
	 460,000  		Countrywide Home Loans, Inc. 					09/15/09		4.125 	  	 456,619
	 1,115,000  	Cox Communications, Inc.2 					12/15/14		5.450 	  	 1,125,086
	 740,000  		Credit Suisse First Boston (USA), Inc. 			01/15/12		6.500 	  	 826,239
	 475,000  		CVS Corp.								09/15/09		4.000 	  	 471,426
	 1,090,000  	DaimlerChrysler NA Holdings Corp.				01/15/08		4.750 	  	 1,108,319
	 300,000  		DaimlerChrysler NA Holdings Corp.				11/15/13		6.500 	  	 326,969
	 1,300,000  	Deutsche Telekom International Finance BV			06/15/10		8.500 	  	 1,542,921
	 680,000  		Dial Corp.								08/15/06		7.000 	  	 716,398
	 250,000  		Dollar Financial Group, Inc. 					11/15/11		9.750 	  	 275,625
	 435,000  		Duke Energy Corp.							03/01/10		7.375 	  	 492,430
	 400,000  		Duke Energy Field Services Corp.				11/15/06		5.750 	  	 412,602
	 250,000  		Echostar DBS Corp.						10/01/11		6.375 	  	 255,313
	 170,000  		El Paso Corp.							02/01/08		6.625 	  	 171,913
	 2,285,000  	Ford Motor Credit Co.						01/15/08		4.950 	  	 2,265,911
	 1,500,000  	Ford Motor Credit Co.4						10/01/13		7.000 	  	 1,580,951
	 300,000  		Fort James Corp.							11/15/21		9.250 	  	 384,750
	 355,000  		France Telecom SA							03/01/11		8.750 	  	 423,636
	 2,200,000  	General Motors Acceptance Corp.				08/28/07		6.125 	  	 2,232,439
	 670,000  		General Motors Acceptance Corp.				12/10/07		4.375 	  	 650,180
	 490,000  		Goodrich Corp.							12/15/12		7.625 	  	 582,629
	 420,000  		GTE California, Inc. 						01/15/09		5.500 	  	 436,173
	 500,000  		Halliburton Co.1,2 						01/26/07		2.860 	  	 500,164
	 660,000  		Halliburton Co.							10/15/10		5.500 	  	 696,470
	 1,080,000  	Harrah's Operating Company, Inc. 				07/01/10		5.500 	  	 1,114,317
	 1,000,000  	Household Finance Corp.						01/30/07		5.750 	  	 1,038,836
	 1,600,000  	International Lease Finance Corp.				01/23/08		3.300 	  	 1,563,747
	 2,000,000  	International Lease Finance Corp.1				01/15/10		2.406 	  	 1,999,786
	 520,000  		International Paper Co.						10/30/12		5.850 	  	 560,878
	 300,000  		Jacuzzi Brands, Inc. 						07/01/10		9.625 	  	 334,500
	 500,000  		John Hancock Financial Services, Inc. 			12/01/08		5.625 	  	 527,937
	 300,000  		John Q. Hammons Hotels, Inc. 					05/15/12		8.875 	  	 337,500
	 840,000  		Kinder Morgan, Inc. 						03/15/11		6.750 	  	 935,987
	 600,000  		Korea Development Bank						03/02/09		3.875 	  	 590,180
	 300,000  		Lennar Corp.1							03/19/09		3.260 	  	 301,101
	 1,415,000  	MBNA America Bank NA						06/15/12		6.625 	  	 1,566,256
	 1,240,000  	MetLife, Inc. 							12/01/11		6.125 	  	 1,355,539
	 495,000  		MISC Capital, Ltd.2 						07/01/09		5.000 	  	 508,069
	 250,000  		Mohegan Tribal Gaming Authority				04/01/12		8.000 	  	 269,063
	 1,000,000  	Morgan Stanley							04/01/14		4.750 	  	 984,402
	 600,000  		Motorola, Inc. 							11/15/10		7.625 	  	 695,279
	 325,000  		NCL Corp.2								07/15/14		10.625 	  	 326,625
	 300,000  		Nextel Communications						10/31/13		6.875 	  	 325,875
	 300,000  		NiSource Finance Corp.						11/01/06		3.200 	  	 296,106
	 300,000  		Offshore Logistics, Inc. 					06/15/13		6.125 	  	 299,250
	 370,000  		Orion Power Holdings, Inc. 					05/01/10		12.000 	  	 462,500
	 300,000  		Owens-Brockway Glass Container, Inc. 			02/15/09		8.875 	  	 324,375
	 300,000  		Panamsat Corp.2							08/15/14		9.000 	  	 326,250
	 705,000  		Pemex Project Funding Master Trust				02/01/09		7.875 	  	 786,075
	 255,000  		Pemex Project Funding Master Trust				12/15/14		7.375 	  	 284,963
	 300,000  		Petrobras International Finance Co.				07/02/13		9.125 	  	 335,250
	 300,000  		Pinnacle Entertainment, Inc. 					10/01/13		8.750 	  	 324,750
	 410,000  		Resorts International Hotel & Casino			03/15/09		11.500 	  	 480,725
	 302,000  		Riviera Holdings Corp.						06/15/10		11.000 	  	 338,240

	BBH BROAD MARKET FIXED INCOME FUND
	PORTFOLIO OF INVESTMENTS (continued)
	 January 31, 2005 (unaudited)

	Principal										Maturity			Interest
	Amount										Date				Rate			Value

			CORPORATE BONDS (continued)
	  $345,000  	Safeway, Inc. 						03/01/06			6.150% 	 	$354,583
	 1,150,000  	Safeway, Inc. 						11/01/08			4.125   	 	1,143,807
	 405,000  		SBC Communications, Inc. 				09/15/09			4.125	  	 	402,112
	 400,000  		SBC Communications, Inc. 				09/15/14			5.100 	  	402,880
	 440,000  		Sempra Energy						02/01/13			6.000 	  	469,180
	 192,000  		Service Corp. International				06/01/06			7.200 	  	198,720
	 650,000  		Simon Property Group LP					06/15/08			7.000 	  	701,583
	 650,000  		SLM Corp.							05/15/14			5.375 	  	676,913
	 415,000  		Southwestern Electric Power Co.			07/01/05			4.500 	  	417,322
	 300,000  		SpectraSite, Inc. 					05/15/10			8.250 	  	320,250
	 850,000  		Sprint Capital Corp.					01/30/11			7.625 	  	982,167
	 380,000  		Sprint Capital Corp.					05/01/19			6.900 	  	428,643
	 325,000  		Stone Container Corp.					07/01/12			8.375 	  	344,500
	 920,000  		Sunoco, Inc. 						04/01/11			6.750 	  	1,028,075
	 290,000  		SuperValu, Inc. 						08/01/09			7.875 	  	330,691
	 1,010,000  	Telecom De Puerto Rico					05/15/06			6.650 	  	1,042,694
	 480,000  		Telecom Italia Capital2					01/15/10			4.000 	  	468,697
	 300,000  		Tennessee Gas Pipeline Co.				06/15/32			8.375 	  	337,500
	 1,035,000  	Textron Financial Corp.					06/01/07			5.875 	  	1,082,610
	 1,065,000  	Time Warner, Inc. 					04/15/11			6.750 	  	1,193,055
	 500,000  		United Rentals North America				02/15/14			7.000 	  	 465,000
	 760,000  		Unitedhealth Group, Inc. 				08/15/07			3.375 	  	 751,152
	 290,000  		Valero Energy Corp.					03/15/06			7.375 	  	 301,828
	 650,000  		Valero Energy Corp.					04/15/12			6.875 	  	 737,959
	 860,000  		Verizon New York, Inc. 					04/01/12			6.875 	  	 965,111
	 975,000  		Vodafone Group, Plc. 					02/15/05			7.625 	  	 976,612
	 1,100,000  	Washington Mutual, Inc. 				01/15/09			4.000 	  	 1,094,669
	 990,000  		Waste Management						11/15/12			6.375 	  	 1,097,686
	 1,500,000  	Weyerhaeuser Co.						08/01/06			6.000 	  	 1,551,759
	 130,000  		William Carter Co.					08/15/11			10.875 	  	 145,275
	 1,060,000  	York International Corp.				08/15/06			6.625 	  	 1,100,495
																			---------
			Total Corporate Bonds
			 (Identified cost $82,505,286) 											 85,142,361
																			------------

			FOREIGN GOVERNMENT BOND (0.3%)
	 480,000  		United Mexican States
			 (Identified cost $475,955) 					01/16/13			6.375 	  	 514,080
																			---------

			MUNICIPAL BONDS (7.5%)
	 660,000  			California State Health Facilities
					 Financing Authority				07/01/26			4.450 	  	 675,879
	 1,000,000  	 	City of Atlanta, Georgia 			01/01/14			5.375 	  	 1,108,510
	 3,420,000  	 	Energy Northwest, Washington,
						 Electric Revenue 			07/01/14			5.500 	  	 3,911,215
	 2,000,000  		Golden State Tobacco
						 Securitization Corp., California 	06/01/11			5.000 	  	 2,152,240
	 1,500,000  		 Golden State Tobacco Securitization
						 Corp., California 			06/01/12			5.000 	  	 1,606,290
	 1,000,000  		Illinois Development Finance Authority	10/01/15			5.625 	  	 1,120,590
	 2,000,000  		Commonwealth of Puerto Rico1			07/01/30			5.000 	  	 2,152,340
	 1,000,000  		Richmond County, Georgia,
					 Development Authority 				11/01/27			5.750 	  	 1,033,900
	 2,000,000  		Tobacco Settlement Financing
						 Corp., New York 				06/01/21			5.500 	  	 2,212,080
																			-----------
			Total Municipal Bonds
			 (Identified cost $15,549,957) 						 					15,973,044
																			----------

			U.S. GOVERNMENT AGENCY (28.2%)
	  1,000,000  		Federal Home Loan Bank5				10/13/06			2.100 		 978,658
	 3,000,000  		Federal Home Loan Mortgage Corp.		10/15/06			2.750 	  	 2,968,422
	 535,896  			Federal Home Loan Mortgage Corp.		12/15/30			6.500 	  	 540,853
	 2,500,000  		Federal National Mortgage Assoc.		12/15/07			3.125 	  	 2,463,202
	 652,582  			Federal National Mortgage Assoc.		04/25/15			5.500 	  	 659,805
	 119,095  			Federal National Mortgage Assoc.		09/25/30			6.500 	  	 119,565

	BBH BROAD MARKET FIXED INCOME FUND
	PORTFOLIO OF INVESTMENTS (continued)
	 January 31, 2005 (unaudited)

	Principal				Maturity		Interest
	Amount				Date		Rate		Value

			U.S. GOVERNMENT AGENCY (continued)
	  $508,560  		Federal National Mortgage Assoc.		07/01/32			7.000% 	  	$538,209
	 2,674,990  		Federal National Mortgage Assoc.		11/01/32			6.000 	  	 2,762,755
	 1,237,176  		Federal National Mortgage Assoc.		04/01/33			6.000 	  	 1,277,540
	 272,134  			Federal National Mortgage Assoc.		10/01/33			6.000 	  	 281,012
	 440,623  			Federal National Mortgage Assoc.		04/01/34			5.000 	  	 439,854
	 3,886,110  		Federal National Mortgage Assoc.		08/01/34			6.000 	  	 4,012,897
	 876,891  			Federal National Mortgage Assoc.		10/01/34			5.000 	  	 875,360
	 1,861,117  		Federal National Mortgage Assoc.		10/01/34			5.500 	  	 1,896,519
	 941,817  			Federal National Mortgage Assoc.		10/01/34			6.000 	  	 972,563
	 908,305  			Federal National Mortgage Assoc.		11/01/34			6.000 	  	 937,957
	 453,889  			Federal National Mortgage Assoc.		11/01/34			6.000 	  	 468,706
	 1,466,864  		Federal National Mortgage Assoc.		12/01/34			6.000 	  	 1,514,751
	 1,083,438  		Federal National Mortgage Assoc.		12/01/34			6.000 	  	 1,118,808
	 1,895,393  		Federal National Mortgage Assoc.		12/01/34			5.500 	  	 1,931,447
	 3,982,217  		FHLMC Gold Guaranteed				03/01/19			4.000 	  	 3,904,438
	 2,610,001  		FHLMC Gold Guaranteed				05/01/19			4.000 	  	 2,556,198
	 763,933  			FHLMC Gold Guaranteed				05/01/19			4.000 	  	 748,185
	 1,780,515  		FHLMC Gold Guaranteed				11/01/19			4.000 	  	 1,743,811
	 2,481,230  		FHLMC Gold Guaranteed				12/01/19			4.000 	  	 2,430,081
	 2,030,627  		FHLMC Gold Guaranteed				12/01/19			4.000 	  	 1,988,768
	 1,404,502  		FHLMC Gold Guaranteed				12/01/19			4.000 	  	 1,375,549
	 485,256  			FHLMC Gold Guaranteed				08/01/32			6.500 	  	 508,574
	 617,325  			FHLMC Gold Guaranteed				03/01/33			6.000 	  	 637,953
	 608,707  			FHLMC Gold Guaranteed				11/01/33			5.000 	  	 609,354
	 5,259,458  		FHLMC Gold Guaranteed				03/01/34			5.500 	  	 5,364,437
	 670,463  			FHLMC Gold Guaranteed				09/01/34			6.500 	  	 702,189
	 1,991,799  		FHLMC Gold Guaranteed				10/01/34			5.500 	  	 2,032,884
	 1,304,003  		FHLMC Gold Guaranteed				10/01/34			5.500 	  	 1,330,031
	 3,139,923  		FHLMC Gold Guaranteed				11/01/34			5.500 	  	 3,202,596
	 3,886,884  		FHLMC Gold Guaranteed				12/01/34			5.500 	  	 3,964,466
																			----------
			Total U.S. Government Agency Obligations
			 (Identified cost $59,889,643) 						 					59,858,397
																			----------

			U.S. TREASURY NOTES AND BONDS (13.4%)
	 5,000,000  		U.S. Treasury Notes				02/15/11			5.000	  	 	5,316,015
	 9,066,450  		U.S. Treasury Bonds (TIPS)			01/15/15			1.625	  		9,047,329
	 8,600,000  		U.S. Treasury Bonds				08/15/28			5.500	  	 	9,612,848
	 15,000,000  		U.S. Treasury STRIPS				05/15/30			0.000	  	 	4,508,895
																			---------
			Total U.S. Treasury Notes and Bonds
			 (Identified cost $28,218,057) 						 					28,485,087
																			----------

			SHORT-TERM INVESTMENT (0.8%)
	  1,704,500  		Brown Brothers Investment Trust Securities
			Lending Fund
			 (Identified cost $1,704,500) 						 					1,704,500
																			----------

	 TOTAL INVESTMENTS (Identified cost $206,754,455)6 						99.0	%	  		$210,079,315
															----				------------
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES							1.0		  		2,138,543
															-----				-----------
	NET ASSETS													100.0	%	  		$212,217,858
															-------			------------
															-------			------------

	 1   Variable rate instrument. Interest rates
 		change on specific dates (such as
 		a coupon or interest payment date). The
	      yield shown represents the January 31, 2005
		coupon rate.

	2  Security exempt from registration under Rule
	   144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value
	   of 144A securities owned at January 31, 2005 was $4,446,641, or 2.1% of net assets.

	 3 Defaulted security, Fund is not currently accruing income on security.

	 4  Security, or a portion thereof, on loan.

	 5 Security held as collateral on futures contracts.

	 6   The aggregate cost for federal income tax
           purposes is $206,754,455, the aggregate gross unrealized appreciation is $3,997,711, and the aggregate gross unrealized depreciation is $672,851, resulting in net unrealized appreciation of $3,324,860.

	(TIPS) - Treasury Inflation Protected Security.

	BBH BROAD MARKET FIXED INCOME FUND
	PORTFOLIO OF INVESTMENTS (continued)
	 January 31, 2005 (unaudited)


	 A summary of obligations under open futures contracts at January 31, 2005 is as follows:

	   		                                    C>
	                              Expiration                                                     Face Amount    Unrealized
	          Position            Date             Contracts          Note/Bond                  at Value       Depreciation
			Short            03/18/05           250          U.S. Treasury Note             $27,312,500     ($61,172)

	 As of January 31, 2005, the Fund had segregated sufficient cash or qualified assets to cover the notional value of open futures contracts.

	 At January 31, 2005, the Fund had the
       following open swap agreements:



	                                                                                                 Amount Due
	 Notional                                                                                        from (to) Broker
	 Amount           Description                                                                    at Value
	 $20,000,000  	Agreement with J.P. Morgan Chase & Co. terminating 03/01/05 to pay		 ($503,278)
				1 month LIBOR minus 0.35% monthly and to receive the return
				on the Lehman Brothers CMBS Investment Grade 8.5 Year
				Index monthly.

	 $18,000,000  	Agreement with J.P. Morgan Chase & Co. terminating 09/01/14 to pay		 $524,324
				the 10-year U.S. Treasury Note rate plus 4.69% and to receive 1
				month LIBOR.

				LIBOR - London Interbank Offered Rate

	 As of January 31, 2005, the Fund had segregated sufficient cash or qualified assets to cover any accrued but unpaid net amounts owed to a swap counterparty.

		      Portfolio holdings are shown as of
 			the date indicated.  Since
 			market conditions fluctuate suddenly
			and frequently, the portfolio holdings
 			may change and this list is
 			not indicative of future portfolio
			composition. These portfolio
			holdings are not intended to be
			and do not constitute recommendations
			that others buy, sell, or hold any
			of the securities listed.







ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a) under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1. I have reviewed this report on Form N-Q of BBH Fund, Inc. on behalf of: BBH Inflation-Indexed
    Securities Fund, BBH International Equity Fund,
    BBH Tax-Efficient Equity Fund, and
    BBH Broad Market Fixed Income Fund,
    ("registrant");


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of, the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
   1940) for the registrant and have:

a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b. designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


c. evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information;
   and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:


=======================

President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Nancy D. Osborn, certify that:

1. I have reviewed this report on Form N-Q of BBH
   Fund, Inc. on behalf of: BBH Inflation-Indexed
   Securities Fund, BBH International Equity Fund,
   BBH Tax-Efficient Equity Fund, and  BBH Broad
   Market Fixed Income Fund, ("registrant");


2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the registrant as of, the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures
  (as defined in rule 30a-3(c) under the Investment
   Company Act of 1940) for the registrant and have:

a. designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


b. designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


c. evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation;
   and

d. disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: April 1, 2005
/s/ Nancy D. Osborn
==========================
Nancy D. Osborn
Treasurer - Principal Financial Officer



SIGNATURES


Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 		BBH FUND, INC.
             -----------------------------



By (Signature and Title)*
                           ---------------------------
                           President
                           (Principle Executive Officer)

Date:

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ Nancy D. Osborn
                          -------------------------
                          Nancy D. Osborn, Treasurer
                          (Principal Financial Officer)

Date: April 1, 2005


* Print name and title of each signing
officer under his or her signature.